Warrants - Additional information (Details) - Nuuvera Corp	Mar. 31, 2018 $ / shares shares
Warrants
Number of warrants | shares	3,795,450
Exercise price	$ 7.20
Shares issued per share	0.3546
Total consideration in cash	$ 0.62
Shares
Warrants
Common shares for issuance | shares	1,345,866